FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements, Recurring and Nonrecurring
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2020
Assets:
Marketable securities held in Trust Account(1)	1	$805,017,218
Liabilities:
Private Placement Warrants(2)	2	$28,240,000
Public Warrants(2)	1	71,041,250
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(1) The fair value of the marketable securities held in Trust account approximates the carrying amount primarily due to their short-term nature.
(2) Measured at fair value on a recurring basis.

Fair Value Measurement Inputs and Valuation Techniques
The key inputs into the Monte Carlo simulation model for the Private Placement Warrants and Public Warrants were as follows at initial measurement:

Input	October 14, 2020 (Initial Measurement)
Risk-free interest rate	0.4%
Expected term (years)	1
Expected volatility	20.0%
Exercise price	$11.50
Fair value of Units	$10.60

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of July 10, 2020	$—	$—	$—
Initial measurement on October 14, 2020	12,560,000	31,596,250	44,156,250
Change in valuation inputs or other assumptions(1)(2)	15,680,000	39,445,000	55,125,000
Fair value as of December 31, 2020	$28,240,000	$71,041,250	$99,281,250
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(1)Changes in valuation inputs or other assumptions are recognized in change in fair value of warrant liabilities in the Consolidated Statement of Operations.
(2)Due to the use of quoted prices in an active market (Level 1) and the use of observable inputs for similar assets or liabilities (Level 2) to measure the fair values of the Public Warrants and Private Placement Warrants, respectively, subsequent to initial measurement, the Company had transfers out of Level 3 totaling $55.1 million during the period from October 14, 2020 through December 31, 2020.